Related Party Transactions - Additional Information (Detail) $ in Thousands, $ in Thousands	1 Months Ended
	Dec. 31, 2021 TWD ($) shares	Dec. 31, 2021 USD ($) shares	Sep. 30, 2020 TWD ($) shares	Jul. 31, 2019 TWD ($) shares	Sep. 30, 2021 TWD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2019 TWD ($)
Associates [member]
Disclosure of transactions between related parties [line items]
Real estate properties acquired | $							$ 2,326,000
HC associates [Member]
Disclosure of transactions between related parties [line items]
Real estate properties acquired					$ 2,362,000	$ 85,148
USI Enterprise Limited ("USIE") [member]
Disclosure of transactions between related parties [line items]
Repurchase of outstanding ordinary shares | shares | shares	2,271	2,271	2,685	2,805
Value of ordinary shares purchased	$ 1,081,214	$ 38,977	$ 1,520,976	$ 1,247,187